EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about changes in present value of defined benefit liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Assets And Liabilities [Abstract]
Balance at January 1,	$ 588	$ 390
Current service cost	146	166
Interest expenses	14	10
Benefits paid	(50)	(23)
Re-measurement loss on defined benefit plans	(33)	32
Foreign currency translation effect	3	13
Balance at December 31,	$ 668	$ 588